Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Plant and buildings	5 years to life of mine
Equipment and vehicles	4 years to life of mine
Computer equipment	3 to 5 years